Commitments and contingencies: - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of commitments
Provisions	$ 0
Letter of credit
Disclosure of commitments
Commitment	40	$ 50	$ 39	$ 50
0-1 years | Other interests
Disclosure of commitments
Commitment	$ 198	$ 250